WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.9%
	ARGENTINA — 2.1%
262,094	Despegar.com Corp.*	$3,249,966
14,979	Globant S.A.*	2,967,939
		6,217,905
	AUSTRALIA — 1.5%
104,875	HUB24, Ltd.	4,231,976
	BELGIUM — 1.8%
174,196	Azelis Group N.V.	3,817,809
6,598	D'ieteren Group	1,394,657
		5,212,466
	BRAZIL — 4.8%
310,451	CI&T, Inc. - Class A*	2,107,962
571,200	Embraer S.A.*	5,029,731
993,334	Grupo SBF S.A.	3,008,611
567,212	Inter & Co., Inc. - Class A	3,777,632
		13,923,936
	CANADA — 6.8%
27,395	Cargojet, Inc.	2,788,112
130,014	Celestica, Inc.*	6,646,316
131,587	Docebo, Inc.*	5,806,368
218,091	PrairieSky Royalty, Ltd.	4,432,770
		19,673,566
	CHINA — 2.0%
41,400	Cloud Music, Inc.*	708,293
214,985	Kanzhun, Ltd. - ADR	3,732,139
834,000	TravelSky Technology, Ltd. - Class H	1,240,181
		5,680,613
	CYPRUS — 0.8%
192,425	Theon International PLC	2,231,822
	DENMARK — 1.2%
140,617	ALK-Abello A/S*	3,607,502
	FINLAND — 1.6%
295,756	Amer Sports, Inc.*	4,717,308
	FRANCE — 6.1%
258,702	Exosens SAS*	5,816,764

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
36,785	Gaztransport Et Technigaz S.A.	$5,187,733
122,860	Planisware S.A.*	3,805,186
27,505	SOITEC*	2,743,152
		17,552,835
	GERMANY — 4.7%
110,645	Delivery Hero S.E.*	4,460,777
107,930	Scout24 S.E.	9,280,490
		13,741,267
	INDIA — 3.0%
1,052,467	Muthoot Microfin, Ltd.*	2,951,132
146,805	PB Fintech, Ltd.*	2,837,865
104,299	Poly Medicure, Ltd.	2,880,935
		8,669,932
	INDONESIA — 1.3%
18,592,200	Bank Syariah Indonesia Tbk P.T.	3,696,336
	JAPAN — 19.9%
278,600	Dai Nippon Printing Co., Ltd.	4,946,858
20,700	GENDA, Inc.*	364,815
201,100	Integral Corp.	5,666,759
153,960	Japan Elevator Service Holdings Co., Ltd.	3,331,471
110,700	Jeol, Ltd.	4,281,658
358,800	Kyoto Financial Group, Inc.	5,503,389
232,400	Lifedrink Co., Inc.	3,099,745
214,600	M&A Research Institute Holdings, Inc.*	4,456,991
233,100	Mercari, Inc.*	4,065,971
169,400	Money Forward, Inc.*	6,903,293
262,100	Plus Alpha Consulting Co., Ltd.	3,980,966
340,600	Rakus Co., Ltd.	5,300,065
611,203	Timee, Inc.*	5,587,899
		57,489,880
	MEXICO — 3.3%
455,996	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	2,886,455
238,536	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,015,502
693,267	Prologis Property Mexico S.A. de C.V. - REIT	2,267,817
320,900	Qualitas Controladora S.A.B. de C.V.	2,509,343
		9,679,117
	NETHERLANDS — 2.3%
40,403	Elastic N.V.*	3,101,334

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
150,580	Fugro N.V.	$3,425,930
		6,527,264
	NORWAY — 2.1%
191,339	Schibsted A.S.A. - Class A	6,175,501
	POLAND — 2.1%
322,522	InPost S.A.*	6,081,392
	SAUDI ARABIA — 1.0%
73,067	Co for Cooperative Insurance	2,874,844
	SWEDEN — 9.2%
217,104	Beijer Ref A.B.	3,568,912
131,924	BoneSupport Holding A.B.*	3,964,514
118,978	Hemnet Group A.B.	4,379,127
142,032	Munters Group A.B.	3,241,763
173,604	Saab A.B. - Class B	3,690,574
1,042,181	Vimian Group A.B.*	4,792,274
121,211	Yubico A.B.*	2,983,758
		26,620,922
	SWITZERLAND — 0.8%
426,731	Global Blue Group Holding A.G.*	2,334,218
	TAIWAN — 1.5%
105,000	Jentech Precision Industrial Co., Ltd.	4,296,684
	UNITED KINGDOM — 15.9%
580,339	Ashtead Technology Holdings PLC	4,406,852
1,929,397	Baltic Classifieds Group PLC	7,815,605
96,441	Cranswick PLC	6,472,377
2,212,570	Deliveroo PLC*	4,570,081
75,821	Diploma PLC	4,494,523
30,729	Games Workshop Group PLC	4,416,267
536,594	Rightmove PLC	4,429,053
1,481,444	Trustpilot Group PLC*	4,476,021
563,773	Wise PLC - Class A*	5,061,144
		46,141,923
	UNITED STATES — 1.7%
373,474	Life360, Inc.*	4,890,147

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.4%
733,171	FPT Corp.	$4,014,309
	TOTAL COMMON STOCKS
	(Cost $246,904,631)	286,283,665
	SHORT-TERM INVESTMENTS — 0.7%
2,003,807	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.70%[1]	2,003,807
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,003,807)	2,003,807
	TOTAL INVESTMENTS — 99.6%
	(Cost $248,908,438)	288,287,472
	Other Assets in Excess of Liabilities — 0.4%	1,085,552
	TOTAL NET ASSETS — 100.0%	$289,373,024

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.